Collaboration and License Agreements - Schedule of Collaboration Revenue Related Party (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue - related party		$ 0	$ 0	$ 38,592
License-related revenue		30,000	2,687	87,570
Novartis Collaboration
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue - related party	$ 38,592	0	0	38,592
License | GSK Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License-related revenue		$ 30,000	$ 2,687	$ 87,570